Intangible Assets - lifecell - Additional Information (Detail) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020 TRY (₺) region item	Dec. 31, 2019 TRY (₺)	Dec. 31, 2018 TRY (₺)
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset | ₺	₺ 12,367,784	₺ 11,308,062	₺ 10,050,172
Lifecell [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset | ₺	₺ 1,217,173	₺ 1,254,713
Lifecell [member] | Activity license [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	9
Lifecell [member] | Technology neutral license for 3G [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	1
Lifecell [member] | License for international and long-distance calls [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	1
Lifecell [member] | PSTN license [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	7
Lifecell [member] | Frequency use license [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	20
Lifecell [member] | NDC codes for mobile networks [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	3
Lifecell [member] | Permissions on number resource for short numbers [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	28
Lifecell [member] | Permissions on number resource for SS-7 codes [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	10
Lifecell [member] | Permissions on number resource for Mobile Network Codes [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	1
Lifecell [member] | Permissions on number resource for local ranges [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	8
Lifecell [member] | Permissions on service codes for alternative routing selection [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	2
Lifecell [member] | Permissions on code for global telecommunication service [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	1
Lifecell [member] | Ukraine [member] | PSTN license [member]
Disclosure of detailed information about intangible assets [line items]
Number of regions | region	7
Lifecell [member] | Regional [member] | Permissions on number resource for SS-7 codes [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	6
Lifecell [member] | International [member] | Permissions on number resource for SS-7 codes [member]
Disclosure of detailed information about intangible assets [line items]
Number of license owned	4